TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE VARIABLE SERIES TRUST
(each, a “Trust” and together, the "Trusts")

Supplement dated September 17, 2021 to the current Statement of Additional Information ("SAI"), as may be supplemented, for each series of the Trusts

The information in this Supplement contains new and additional information beyond that in the SAI for each Trust and should be read in conjunction with the aforementioned. Capitalized terms not defined in this Supplement have the meaning ascribed to them in each SAI.

At a joint special meeting of shareholders held on August 27, 2021 (the "Meeting"), shareholders of the Trusts voted to elect four nominees to the Board of Trustees of each Trust (together, the "Board"). The ballot consisted of two current trustees—Ms. Karen Carnahan and Mr. William H. Zimmer III (together, the "Incumbent Nominees")—and two new nominees who did not previously serve on the Board—Ms. Susan M. King and Mr. E. Blake Moore, Jr. (together, the "New Nominees"). Each of the Incumbent Nominees and the New Nominees were elected by shareholders of the Trusts to the Board of Trustees of each Trust at the Meeting.

Accordingly, effective immediately, the Board is composed of six Independent Trustees and two Interested Trustees and the following information regarding each New Nominee is added or updated and moved, as the case may be, to the section of the SAI entitled "Trustees and Officers" under the subsection as noted below and with footnotes as ascribed in the currently effective SAI:

Interested Trustee:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(1)	Other Directorships Held During the Past 5 Years
E. Blake Moore, Jr. Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1958	President and Trustee	Until retirement at age 75 or until he resigns or is removed Trustee and President since 2021	President, Touchstone Funds (since 2021); Chief Executive Officer of Touchstone Advisors, Inc. and Touchstone Securities, Inc. (since 2020); President, Foresters Investment Management Company, Inc. (2018 to 2020); President, North American Asset Management at Foresters Financial (2018 to 2020); Managing Director, Head of Americas at UBS Asset Management (2015 to 2017); and Executive Vice President, Head of Distribution at Mackenzie Investments (2011 to 2014).	36	Trustee, College of Wooster (since 2008); and Director, UBS Funds from 2015 to 2017.
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Independent Trustee:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(1)	Other Directorships Held During the Past 5 Years
Susan M. King c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1963	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2021	Formerly, Partner of ID Funds LLC (2020 to 2021); formerly, Senior Vice President, Head of Product and Marketing Strategy of Foresters Financial (2018 to 2020); formerly, Managing Director, Head of Sales Strategy and Marketing, Americas of UBS Asset Management (2015 to 2017); formerly, Director, Allianz Funds, Allianz Funds Multi-Strategy Trust and AllianzGI Institutional Multi-Series Trust (2014 to 2015); and formerly, Director, Alliance Capital Cash Management Offshore Funds (2003 to 2005).	36	Trustee, Claremont McKenna College (since 2017); Trustee, Israel Cancer Research Fund (since 2019); and Board Member of WHAM! (Women's Health Access Matters) (since 2021).

(1)As of September 17, 2021, the Touchstone Fund Complex consisted of 13 series of Touchstone Funds Group Trust, 19 series of Touchstone Strategic Trust and 4 variable annuity series of Touchstone Variable Series Trust.

Additionally, the second paragraph under the section of each SAI titled "Trustees and Officers of the Trust – Additional Information about the Trustees" is removed and replaced with the following:

In addition, the following specific experience, qualifications, attributes and skills apply as to the Trustees: Ms. McGruder has experience as a chief executive officer of a financial services company and director of various other businesses, as well as executive and leadership roles within the Advisor; Mr. Moore has experience as a managing director and president of global financial services firms, as well as executive and leadership roles within the Advisor; Ms. Carnahan has experience as a president and chief operating officer of a division of a global company and as treasurer of a global company; Mr. Gale has experience as a chief financial officer, an internal auditor of various global companies, and has accounting experience as a manager at a major accounting firm; Ms. Hickenlooper has executive and board experience at various businesses, foundations and charitable organizations; Ms. King has experience as a senior sales and marketing executive at global financial services firms; Mr. Robie has portfolio management experience at a private multinational holding company; and Mr. Zimmer has experience as a chief executive officer, chief financial officer, and treasurer of various financial services, telecommunications and technology companies.

The first sentence of the section of each SAI titled "Trustees and Officers of the Trust – Board Structure" is hereby amended to reflect that the Board is composed of six Independent Trustees and two Interested Trustees.

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The following is added to the section of each Touchstone Funds Group Trust SAI titled "Trustees and Officers of the Trust - Trustee Ownership in the Touchstone Fund Complex" to reflect the dollar range of equity securities owned by Ms. King and Mr. Moore as of December 31, 2020:

	Interested Trustee	Independent Trustee
Funds	E. Blake Moore Jr.	Susan M. King*
Active Bond Fund	Over $100,000	None
Anti-Benchmark® International Core Equity Fund	None	None
Credit Opportunities Fund	None	None
Dividend Equity Fund	None	None
High Yield Fund	None	None
Impact Bond Fund	None	None
International ESG Equity Fund	None	None
Mid Cap Fund	None	None
Mid Cap Value Fund	None	None
Sands Capital Select Growth Fund	None	None
Small Cap Fund	None	None
Small Cap Value Fund	None	None
Ultra Short Duration Fixed Income Fund	Over $100,000	None
Aggregate Dollar Range of Securities in the Touchstone Fund Complex	Over $100,000	None
*Ms. King was not a trustee or officer of the Touchstone Funds Group Trust as of December 31, 2020. However, as of September 17, 2021, Ms. King's aggregate dollar range of securities in the Touchstone Fund Complex was $50,001-$100,000.

The following is added to the section of each Touchstone Strategic Trust SAI titled "Trustees and Officers of the Trust - Trustee Ownership in the Touchstone Fund Complex" to reflect the dollar range of equity securities owned by Ms. King and Mr. Moore as of December 31, 2020:

	Interested Trustee	Independent Trustee
Funds	E. Blake Moore Jr.	Susan M. King*
Anti-Benchmark® US Core Equity Fund	None	None
Balanced Fund	None	None
Dynamic Global Allocation Fund	None	None
Flexible Income Fund	None	None
Focused Fund	Over $100,000	None
Global ESG Equity Fund	None	None
Growth Opportunities Fund	None	None
International Equity Fund	None	None
International Growth Fund	None	None
Large Cap Focused Fund	None	None
Large Cap Fund	None	None
Large Company Growth Fund	None	None
Mid Cap Growth Fund	None	None
Ohio Tax-Free Bond Fund	None	None
Sands Capital Emerging Markets Growth Fund	Over $100,000	None
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	Interested Trustee	Independent Trustee
Sands Capital International Growth Fund	None	None
Small Company Fund	None	None
Strategic Income Opportunities Fund	None	None
Value Fund	None	None
Aggregate Dollar Range of Securities in the Touchstone Fund Complex	Over $100,000	None
*Ms. King was not a trustee or officer of the Touchstone Strategic Trust as of December 31, 2020. However, as of September 17, 2021, Ms. King's aggregate dollar range of securities in the Touchstone Fund Complex was $50,001-$100,000.

The following is added to the section of the Touchstone Variable Series Trust SAI titled "Trustees and Officers of the Trust - Trustee Ownership in the Touchstone Fund Complex" to reflect the dollar range of equity securities owned by Ms. King and Mr. Moore as of December 31, 2020:

	Interested Trustee	Independent Trustee
Funds	E. Blake Moore Jr.	Susan M. King*
Balanced Fund	None	None
Bond Fund	None	None
Common Stock Fund	None	None
Small Company Fund	None	None
Aggregate Dollar Range of Securities in the Touchstone Fund Complex	Over $100,000	None
*Ms. King was not a trustee or officer of the Touchstone Variable Series Trust as of December 31, 2020. However, as of September 17, 2021, Ms. King's aggregate dollar range of securities in the Touchstone Fund Complex was $50,001-$100,000.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-ALLTRUSTS5-SAI-S1-2109